Pacer Trendpilot® US Bond ETF
Schedule of Investments
January 31, 2026 (Unaudited)

CORPORATE BONDS - 97.9%	Par	Value
Communication Services - 17.7%
Altice Financing SA
5.00%, 01/15/2028 (a)	$90,000	$65,277
5.75%, 08/15/2029 (a)	210,000	150,979
Altice France Lux 3 / Altice Holdings 1, 10.00%, 01/15/2033 (a)	115,000	111,123
Altice France SA
9.50%, 11/01/2029 (a)	133,615	137,303
6.88%, 10/15/2030 (a)	84,128	82,445
6.50%, 04/15/2032 (a)	197,947	193,395
6.88%, 07/15/2032 (a)	153,409	149,706
AMC Networks, Inc.
10.25%, 01/15/2029 (a)	90,000	93,830
10.50%, 07/15/2032 (a)	75,000	80,807
APLD ComputeCo LLC, 9.25%, 12/15/2030 (a)	235,000	244,141
Arches Buyer, Inc.
4.25%, 06/01/2028 (a)	95,000	93,499
6.13%, 12/01/2028 (a)	170,000	165,934
Bell Telephone Co. of Canada or Bell Canada
6.88% to 09/15/2030 then 5 yr. CMT Rate + 2.39%, 09/15/2055	100,000	103,476
7.00% to 09/15/2035 then 5 yr. CMT Rate + 2.36%, 09/15/2055	125,000	130,977
British Telecommunications PLC
4.25% to 02/23/2027 then 5 yr. CMT Rate + 2.99%, 11/23/2081 (a)	50,000	49,627
4.88% to 11/23/2031 then 5 yr. CMT Rate + 3.49%, 11/23/2081 (a)	45,000	43,792
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 05/01/2027 (a)	325,000	325,083
5.00%, 02/01/2028 (a)	225,000	223,846
5.38%, 06/01/2029 (a)	150,000	148,347
6.38%, 09/01/2029 (a)	150,000	151,583
4.75%, 03/01/2030 (a)	275,000	262,966
4.50%, 08/15/2030 (a)	275,000	258,699
4.25%, 02/01/2031 (a)	275,000	251,961
7.38%, 03/01/2031 (a)(b)	110,000	113,364
4.75%, 02/01/2032 (a)	120,000	109,724
4.50%, 05/01/2032 (b)	235,000	211,147
7.00%, 02/01/2033 (a)	170,000	171,698
4.50%, 06/01/2033 (a)	175,000	153,103
4.25%, 01/15/2034 (a)	200,000	168,635
7.38%, 02/01/2036 (a)	120,000	120,120
Cipher Compute LLC, 7.13%, 11/15/2030 (a)	140,000	144,342
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/2028 (a)	100,000	100,087
7.50%, 06/01/2029 (a)	105,000	103,858
7.88%, 04/01/2030 (a)	85,000	89,477
7.13%, 02/15/2031 (a)	115,000	119,863
7.50%, 03/15/2033 (a)	90,000	95,564
Cogent Communications Group LLC / Cogent Finance, Inc.
7.00%, 06/15/2027 (a)	40,000	39,815
6.50%, 07/01/2032 (a)(b)	75,000	69,052
Connect Finco SARL / Connect US Finco LLC, 9.00%, 09/15/2029 (a)	175,000	185,655
Connect Holding II LLC, 10.50%, 04/03/2031 (a)	225,000	220,690
CSC Holdings LLC
5.50%, 04/15/2027 (a)	130,000	114,328
5.38%, 02/01/2028 (a)	100,000	74,885
7.50%, 04/01/2028 (a)	125,000	74,524
11.25%, 05/15/2028 (a)	100,000	80,111
11.75%, 01/31/2029 (a)	200,000	145,617
6.50%, 02/01/2029 (a)	185,000	119,390
5.75%, 01/15/2030 (a)	210,000	82,105
4.13%, 12/01/2030 (a)	80,000	48,617
3.38%, 02/15/2031 (a)	110,000	65,579
4.50%, 11/15/2031 (a)	160,000	97,600
Directv Financing LLC
8.88%, 02/01/2030 (a)	160,000	162,040
8.88%, 02/01/2030 (a)	75,000	75,995
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.88%, 08/15/2027 (a)	170,000	170,855
10.00%, 02/15/2031 (a)	210,000	216,395
Discovery Communications LLC
3.95%, 03/20/2028	125,000	122,956
4.13%, 05/15/2029	75,000	72,811
3.63%, 05/15/2030	90,000	83,430
DISH DBS Corp.
7.38%, 07/01/2028	100,000	95,964
5.75%, 12/01/2028 (a)	250,000	241,037
5.13%, 06/01/2029	150,000	132,496
DISH Network Corp., 11.75%, 11/15/2027 (a)	320,000	331,104
EchoStar Corp.
10.75%, 11/30/2029	500,000	548,171
6.75% (or 6.75% PIK), 11/30/2030	155,000	157,655
EW Scripps Co., 9.88%, 08/15/2030 (a)	75,000	74,614
Fibercop SpA
6.38%, 11/15/2033 (a)	75,000	75,802
7.72%, 06/04/2038 (a)	45,000	46,225
Flash Compute LLC, 7.25%, 12/31/2030 (a)	125,000	125,463
Getty Images, Inc.
11.25%, 02/21/2030 (a)	75,000	66,978
10.50%, 11/15/2030 (a)	75,000	76,017
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
5.25%, 12/01/2027 (a)	50,000	49,925
3.50%, 03/01/2029 (a)	80,000	76,006
Gray Media, Inc.
10.50%, 07/15/2029 (a)	115,000	123,474
4.75%, 10/15/2030 (a)	90,000	69,417
5.38%, 11/15/2031 (a)	125,000	92,610
9.63%, 07/15/2032 (a)	90,000	92,867
7.25%, 08/15/2033 (a)	80,000	81,841
iHeartCommunications, Inc.
9.13%, 05/01/2029 (a)	75,000	70,815
10.88%, 05/01/2030 (a)	85,000	70,229
7.75%, 08/15/2030 (a)	75,000	63,581
Iliad Holding SAS
7.00%, 10/15/2028 (a)	90,000	91,056
8.50%, 04/15/2031 (a)	95,000	101,722
7.00%, 04/15/2032 (a)	85,000	87,151
Lamar Media Corp.
4.00%, 02/15/2030	50,000	48,334
3.63%, 01/15/2031	40,000	37,732
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (a)	205,000	143,607
Level 3 Financing, Inc.
3.75%, 07/15/2029 (a)	75,000	69,425
6.88%, 06/30/2033 (a)	200,000	206,330
7.00%, 03/31/2034 (a)	215,000	222,475
8.50%, 01/15/2036 (a)	180,000	184,382
Live Nation Entertainment, Inc.
6.50%, 05/15/2027 (a)	150,000	150,653
4.75%, 10/15/2027 (a)	95,000	94,935
3.75%, 01/15/2028 (a)	45,000	44,392
Match Group Holdings II LLC
5.00%, 12/15/2027 (a)	40,000	40,009
4.63%, 06/01/2028 (a)	40,000	39,577
4.13%, 08/01/2030 (a)	75,000	70,575
6.13%, 09/15/2033 (a)	75,000	75,265
McGraw-Hill Education, Inc.
5.75%, 08/01/2028 (a)	90,000	90,368
8.00%, 08/01/2029 (a)	75,000	75,626
7.38%, 09/01/2031 (a)	50,000	52,835
Neptune Bidco US, Inc.
9.29%, 04/15/2029 (a)	235,000	241,229
10.38%, 05/15/2031 (a)	120,000	126,811
9.50%, 02/15/2033 (a)	145,000	147,701
Nexstar Media, Inc.
5.63%, 07/15/2027 (a)	175,000	175,027
4.75%, 11/01/2028 (a)	100,000	99,386
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.00%, 08/15/2027 (a)	50,000	49,963
7.38%, 02/15/2031 (a)	40,000	42,146
Paramount Global
6.25% to 02/28/2027 then 3 mo. LIBOR USD + 3.90%, 02/28/2057 (c)	75,000	68,284
6.38% to 03/30/2027 then 5 yr. CMT Rate + 4.00%, 03/30/2062	100,000	93,657
ROBLOX Corp., 3.88%, 05/01/2030 (a)	100,000	95,725
Rogers Communications, Inc.
7.00% to 04/15/2030 then 5 yr. CMT Rate + 2.65%, 04/15/2055	110,000	114,070
7.13% to 04/15/2035 then 5 yr. CMT Rate + 2.62%, 04/15/2055	100,000	104,965
5.25% to 03/15/2027 then 5 yr. CMT Rate + 3.59%, 03/15/2082 (a)	75,000	74,873
Scripps Escrow II, Inc., 3.88%, 01/15/2029 (a)	35,000	32,330
Sinclair Television Group, Inc.
5.50%, 03/01/2030 (a)	75,000	65,447
8.13%, 02/15/2033 (a)	145,000	149,941
Sirius XM Radio LLC
5.00%, 08/01/2027 (a)	150,000	149,976
4.00%, 07/15/2028 (a)	200,000	195,383
5.50%, 07/01/2029 (a)	125,000	125,572
4.13%, 07/01/2030 (a)(b)	150,000	141,649
3.88%, 09/01/2031 (a)	150,000	136,972
Snap, Inc., 6.88%, 03/01/2033 (a)	150,000	153,894
Stagwell Global LLC, 5.63%, 08/15/2029 (a)	110,000	106,808
Sunrise FinCo I BV, 4.88%, 07/15/2031 (a)	125,000	119,842
TEGNA, Inc.
4.63%, 03/15/2028	100,000	99,192
5.00%, 09/15/2029	110,000	109,215
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/2028 (a)	200,000	199,800
TELUS Corp.
6.63% to 10/15/2030 then 5 yr. CMT Rate + 2.77%, 10/15/2055	75,000	76,716
7.00% to 10/15/2035 then 5 yr. CMT Rate + 2.71%, 10/15/2055	80,000	83,628
0.00% to 06/09/2036 then 5 yr. CMT Rate + 2.52%, 06/09/2056	70,000	70,303
6.38% to 06/09/2031 then 5 yr. CMT Rate + 2.69%, 06/09/2056	80,000	80,739
Uniti Services LLC, 7.50%, 10/15/2033 (a)	140,000	144,621
Univision Communications, Inc.
8.00%, 08/15/2028 (a)	145,000	149,589
4.50%, 05/01/2029 (a)	105,000	100,343
7.38%, 06/30/2030 (a)	90,000	91,044
8.50%, 07/31/2031 (a)	125,000	130,477
9.38%, 08/01/2032 (a)	150,000	161,305
Versant Media Group, Inc., 7.25%, 01/30/2031 (a)	100,000	102,509
Virgin Media Finance PLC, 5.00%, 07/15/2030 (a)	95,000	82,711
Virgin Media O2 Vendor Financing Notes VI DAC, 8.50%, 03/15/2033 (a)	55,000	54,568
Virgin Media Secured Finance PLC
5.50%, 05/15/2029 (a)	145,000	143,072
4.50%, 08/15/2030 (a)	90,000	83,185
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/2028 (a)	35,000	35,014
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031 (a)	135,000	122,117
4.75%, 07/15/2031 (a)	140,000	127,848
7.75%, 04/15/2032 (a)	75,000	77,256
6.75%, 01/15/2033 (a)	85,000	82,932
Vodafone Group PLC
7.00% to 04/04/2029 then 5 yr. Swap Rate USD + 4.87%, 04/04/2079	150,000	158,013
4.13% to 06/04/2031 then 5 yr. CMT Rate + 2.77%, 06/04/2081	100,000	93,963
VZ Secured Financing BV
5.00%, 01/15/2032 (a)	155,000	139,805
7.50%, 01/15/2033 (a)	45,000	45,094
Warnermedia Holdings, Inc.
3.76%, 03/15/2027	120,000	119,205
4.05%, 03/15/2029	135,000	131,315
4.28%, 03/15/2032	245,000	215,729
Windstream Services LLC / Windstream Escrow Finance Corp., 8.25%, 10/01/2031 (a)	220,000	230,382
WULF Compute LLC, 7.75%, 10/15/2030 (a)	320,000	333,672
Zayo Group Holdings, Inc.
9.25% (or .50% PIK), 03/09/2030 (a)	130,000	126,551
13.75% (or 1.88% PIK), 09/09/2030 (a)	90,000	82,561
Ziggo Bond Co. BV, 5.13%, 02/28/2030 (a)	20,000	17,540
Ziggo BV, 4.88%, 01/15/2030 (a)	100,000	94,353
		19,238,986

Consumer Discretionary - 18.9%
1011778 BC ULC / New Red Finance, Inc.
3.88%, 01/15/2028 (a)	155,000	152,745
4.38%, 01/15/2028 (a)	75,000	74,457
3.50%, 02/15/2029 (a)	75,000	72,311
6.13%, 06/15/2029 (a)	120,000	123,163
4.00%, 10/15/2030 (a)	240,000	228,691
Adient Global Holdings Ltd.
7.00%, 04/15/2028 (a)	50,000	51,106
7.50%, 02/15/2033 (a)	80,000	83,055
Advance Auto Parts, Inc.
3.90%, 04/15/2030	40,000	36,914
7.00%, 08/01/2030 (a)	100,000	101,520
7.38%, 08/01/2033 (a)	100,000	101,305
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (a)	210,000	220,218
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.00%, 06/01/2029 (a)	160,000	158,613
6.88%, 06/15/2030 (a)	105,000	109,041
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
4.63%, 06/01/2028 (a)	125,000	123,279
4.63%, 06/01/2028 (a)	80,000	78,926
American Airlines, Inc.
7.25%, 02/15/2028 (a)	75,000	76,372
8.50%, 05/15/2029 (a)	100,000	104,385
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029 (a)	265,000	267,865
American Axle & Manufacturing, Inc.
6.38%, 10/15/2032 (a)	85,000	86,724
7.75%, 10/15/2033 (a)	125,000	128,599
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/2028 (a)	75,000	73,858
Aptiv Swiss Holdings Ltd., 6.88% to 12/15/2029 then 5 yr. CMT Rate + 3.39%, 12/15/2054	40,000	41,707
Aramark Services, Inc., 5.00%, 02/01/2028 (a)	115,000	114,930
Asbury Automotive Group, Inc.
4.63%, 11/15/2029 (a)	80,000	78,582
5.00%, 02/15/2032 (a)	75,000	72,869
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/2029 (a)	200,000	178,759
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.38%, 03/01/2029 (a)	75,000	73,260
8.25%, 01/15/2030 (a)(b)	80,000	82,555
8.00%, 02/15/2031 (a)	40,000	40,955
8.38%, 06/15/2032 (a)	75,000	77,095
Bath & Body Works, Inc.
7.50%, 06/15/2029	75,000	76,487
6.63%, 10/01/2030 (a)	85,000	86,929
Beach Acquisition Bidco LLC, 10.00% (or 10.75% PIK), 07/15/2033 (a)	237,160	261,123
Belron UK Finance PLC, 5.75%, 10/15/2029 (a)	110,000	112,029
Boyd Gaming Corp.
4.75%, 12/01/2027	100,000	99,952
4.75%, 06/15/2031 (a)	90,000	87,651
Brightstar Lottery PLC, 5.25%, 01/15/2029 (a)	75,000	74,953
Brightstar Lottery PLC/ Brightstar Global Solutions Corp., 5.75%, 01/15/2033 (a)	75,000	74,484
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
6.25%, 09/15/2027 (a)	45,000	44,994
4.88%, 02/15/2030 (a)	40,000	37,371
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (a)(b)	120,000	115,220
7.00%, 02/15/2030 (a)	200,000	206,417
6.50%, 02/15/2032 (a)	150,000	153,362
6.00%, 10/15/2032 (a)(b)	110,000	107,033
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028 (a)	180,000	140,297
Carvana Co.
9.00% (or 13.00% PIK), 06/01/2030 (a)	130,000	135,545
9.00% (or 14.00% PIK), 06/01/2031 (a)	175,000	192,534
Century Communities, Inc.
3.88%, 08/15/2029 (a)	40,000	38,060
6.63%, 09/15/2033 (a)	75,000	75,857
Churchill Downs, Inc.
5.50%, 04/01/2027 (a)	50,000	50,029
4.75%, 01/15/2028 (a)	75,000	74,707
5.75%, 04/01/2030 (a)	120,000	120,562
Cinemark USA, Inc.
5.25%, 07/15/2028 (a)	75,000	74,916
7.00%, 08/01/2032 (a)	45,000	46,544
Clarios Global LP / Clarios US Finance Co.
6.75%, 05/15/2028 (a)	75,000	76,806
6.75%, 02/15/2030 (a)	100,000	104,579
6.75%, 09/15/2032 (a)	120,000	124,173
Clarivate Science Holdings Corp.
3.88%, 07/01/2028 (a)	95,000	89,852
4.88%, 07/01/2029 (a)	95,000	81,595
Cooper-Standard Automotive, Inc., 13.50% (or 4.50% PIK), 03/31/2027 (a)	45,000	46,684
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/2029 (a)	100,000	96,493
6.75%, 01/15/2030 (a)	235,000	222,299
FXI Holdings, Inc., 11.00%, 11/15/2030 (a)	75,000	68,962
Gap, Inc.
3.63%, 10/01/2029 (a)	75,000	71,366
3.88%, 10/01/2031 (a)	75,000	69,539
Garda World Security Corp.
6.00%, 06/01/2029 (a)	45,000	44,341
6.50%, 01/15/2031 (a)	50,000	51,320
8.25%, 08/01/2032 (a)	50,000	50,946
8.38%, 11/15/2032 (a)	85,000	87,199
Global Auto Holdings Ltd./AAG FH UK Ltd.
8.38%, 01/15/2029 (a)	80,000	79,503
11.50%, 08/15/2029 (a)	75,000	79,519
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027	75,000	74,834
5.00%, 07/15/2029 (b)	85,000	83,191
5.25%, 04/30/2031	75,000	72,210
5.25%, 07/15/2031	75,000	71,342
Group 1 Automotive, Inc.
4.00%, 08/15/2028 (a)	75,000	73,333
6.38%, 01/15/2030 (a)	45,000	46,211
Hertz Corp.
12.63%, 07/15/2029 (a)(b)	130,000	130,947
5.00%, 12/01/2029 (a)	210,000	138,559
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/2029 (a)	80,000	77,923
4.88%, 01/15/2030	100,000	100,105
4.00%, 05/01/2031 (a)	110,000	104,986
3.63%, 02/15/2032 (a)	150,000	138,941
6.13%, 04/01/2032 (a)	40,000	41,384
5.88%, 03/15/2033 (a)	100,000	102,669
5.75%, 09/15/2033 (a)	100,000	101,910
5.50%, 03/31/2034 (a)	25,000	25,098
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.
5.00%, 06/01/2029 (a)	85,000	82,478
4.88%, 07/01/2031 (a)	40,000	37,310
6.63%, 01/15/2032 (a)	90,000	91,973
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.88%, 04/01/2027	50,000	50,037
IHO Verwaltungs GmbH
7.75% (or 8.50% PIK), 11/15/2030 (a)	75,000	78,930
8.00% (or 8.75% PIK), 11/15/2032 (a)	75,000	79,829
Jaguar Land Rover Automotive PLC, 4.50%, 10/01/2027 (a)	25,000	24,755
JetBlue Airways Corp. / JetBlue Loyalty LP, 9.88%, 09/20/2031 (a)	180,000	180,879
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/2027 (a)	75,000	75,091
Kohl's Corp., 5.13%, 05/01/2031 (e)	40,000	34,214
LBM Acquisition LLC
6.25%, 01/15/2029 (a)(b)	175,000	161,480
9.50%, 06/15/2031 (a)	95,000	100,121
LCM Investments Holdings II LLC
4.88%, 05/01/2029 (a)	100,000	98,448
8.25%, 08/01/2031 (a)	85,000	89,532
Light & Wonder International, Inc.
7.25%, 11/15/2029 (a)	50,000	51,325
6.25%, 10/01/2033 (a)	100,000	101,274
Lithia Motors, Inc.
3.88%, 06/01/2029 (a)	80,000	77,362
5.50%, 10/01/2030 (a)	75,000	75,502
Macy's Retail Holdings LLC, 7.38%, 08/01/2033 (a)	45,000	47,507
Marriott Ownership Resorts, Inc.
4.50%, 06/15/2029 (a)	40,000	38,079
6.50%, 10/01/2033 (a)	75,000	71,369
Mattamy Group Corp.
4.63%, 03/01/2030 (a)	50,000	48,722
6.00%, 12/15/2033 (a)	40,000	39,347
Melco Resorts Finance Ltd.
5.63%, 07/17/2027 (a)	50,000	50,021
5.75%, 07/21/2028 (a)	85,000	84,984
5.38%, 12/04/2029 (a)	115,000	113,527
7.63%, 04/17/2032 (a)	75,000	78,588
MGM China Holdings Ltd., 4.75%, 02/01/2027 (a)	75,000	74,700
MGM Resorts International
4.75%, 10/15/2028	75,000	74,865
6.13%, 09/15/2029	85,000	86,900
6.50%, 04/15/2032	75,000	76,738
Michaels Cos., Inc.
5.25%, 05/01/2028 (a)	85,000	84,113
7.88%, 05/01/2029 (a)	235,000	228,926
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 04/01/2032 (a)	75,000	76,799
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030 (a)	40,000	38,782
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC
8.25%, 04/15/2030 (a)	75,000	78,068
11.88%, 04/15/2031 (a)	90,000	94,585
Motion Finco Sarl, 8.38%, 02/15/2032 (a)	100,000	85,999
Muvico LLC, 15.00% (or 6.00% PIK), 02/19/2029 (a)	155,000	152,656
NCL Corp. Ltd.
7.75%, 02/15/2029 (a)	50,000	53,445
5.88%, 01/15/2031 (a)	120,000	120,335
6.75%, 02/01/2032 (a)	180,000	184,635
6.25%, 09/15/2033 (a)	85,000	85,379
NCL Finance Ltd., 6.13%, 03/15/2028 (a)	30,000	30,817
Newell Brands, Inc.
8.50%, 06/01/2028 (a)	135,000	141,547
6.38%, 05/15/2030	75,000	74,181
6.63%, 05/15/2032	45,000	44,005
Nissan Motor Acceptance Co. LLC
7.05%, 09/15/2028 (a)	75,000	77,681
5.63%, 09/29/2028 (a)	75,000	75,159
6.13%, 09/30/2030 (a)	125,000	124,567
Nissan Motor Co. Ltd.
4.35%, 09/17/2027 (a)	220,000	217,943
7.50%, 07/17/2030 (a)	100,000	104,920
4.81%, 09/17/2030 (a)	250,000	236,147
7.75%, 07/17/2032 (a)	75,000	79,151
8.13%, 07/17/2035 (a)	125,000	133,373
Park River Holdings, Inc.
8.75%, 12/31/2030 (a)(b)	180,000	179,406
8.00%, 03/15/2031 (a)	80,000	82,352
PetSmart LLC / PetSmart Finance Corp.
7.50%, 09/15/2032 (a)	175,000	179,426
10.00%, 09/15/2033 (a)	120,000	124,896
Prime Security Services Borrower LLC / Prime Finance, Inc., 3.38%, 08/31/2027 (a)	100,000	98,065
Rakuten Group, Inc.
11.25%, 02/15/2027 (a)	165,000	175,647
9.75%, 04/15/2029 (a)	215,000	240,651
8.13% to 12/15/2029 then 5 yr. CMT Rate + 4.25%, Perpetual (a)	75,000	77,723
6.25% to 04/22/2031 then 5 yr. CMT Rate + 4.96%, Perpetual (a)	100,000	96,461
Raven Acquisition Holdings LLC, 6.88%, 11/15/2031 (a)	130,000	130,362
Resorts World Las Vegas LLC / RWLV Capital, Inc.
4.63%, 04/16/2029 (a)	110,000	100,339
8.45%, 07/27/2030 (a)	40,000	40,628
Sabre Financial Borrower LLC, 11.13%, 06/15/2029 (a)	95,000	96,141
Sabre GLBL, Inc.
10.75%, 03/15/2030 (a)	50,000	40,125
11.13%, 07/15/2030 (a)	180,000	145,664
Service Corp. International/US
4.63%, 12/15/2027	50,000	49,894
5.13%, 06/01/2029	75,000	75,398
3.38%, 08/15/2030	85,000	79,610
4.00%, 05/15/2031	80,000	76,159
5.75%, 10/15/2032	80,000	81,339
Six Flags Entertainment Corp., 7.25%, 05/15/2031 (a)	80,000	78,977
Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp.
5.38%, 04/15/2027	45,000	45,023
5.25%, 07/15/2029	45,000	43,215
Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./ Canada's Wonderland Co., 6.63%, 05/01/2032 (a)	85,000	86,849
Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC, 8.63%, 01/15/2032 (a)	100,000	102,057
Somnigroup International, Inc.
4.00%, 04/15/2029 (a)	80,000	77,625
3.88%, 10/15/2031 (a)	80,000	74,654
Sonic Automotive, Inc.
4.63%, 11/15/2029 (a)	75,000	73,626
4.88%, 11/15/2031 (a)	40,000	38,517
Sotheby's, 7.38%, 10/15/2027 (a)	65,000	64,655
Staples, Inc.
10.75%, 09/01/2029 (a)	215,000	210,932
12.75%, 01/15/2030 (a)	145,000	118,859
Station Casinos LLC
4.50%, 02/15/2028 (a)	75,000	74,623
6.63%, 03/15/2032 (a)	45,000	46,003
Stena International SA, 7.25%, 01/15/2031 (a)	85,000	87,380
Studio City Finance Ltd., 5.00%, 01/15/2029 (a)	110,000	106,509
Taylor Morrison Communities, Inc., 5.75%, 11/15/2032 (a)	45,000	46,173
Tenneco, Inc., 8.00%, 11/17/2028 (a)	200,000	200,969
TKC Holdings, Inc., 10.50%, 05/15/2029 (a)	75,000	77,110
TopBuild Corp., 5.63%, 01/31/2034 (a)	75,000	75,745
Travel + Leisure Co., 4.50%, 12/01/2029 (a)	75,000	73,022
Vail Resorts, Inc., 6.50%, 05/15/2032 (a)	75,000	77,710
Veritiv Operating Co., 10.50%, 11/30/2030 (a)	105,000	112,511
VF Corp., 2.95%, 04/23/2030	75,000	68,253
Viking Cruises Ltd.
7.00%, 02/15/2029 (a)	45,000	45,140
9.13%, 07/15/2031 (a)	75,000	79,970
5.88%, 10/15/2033 (a)	170,000	172,460
VistaJet Malta Finance PLC / Vista Management Holding, Inc.
9.50%, 06/01/2028 (a)	45,000	46,413
6.38%, 02/01/2030 (a)	100,000	95,000
VOC Escrow Ltd., 5.00%, 02/15/2028 (a)	45,000	44,940
Voyager Parent LLC, 9.25%, 07/01/2032 (a)	170,000	180,717
Wand NewCo 3, Inc., 7.63%, 01/30/2032 (a)	125,000	131,474
Wayfair LLC
7.25%, 10/31/2029 (a)	80,000	83,567
7.75%, 09/15/2030 (a)	75,000	79,870
6.75%, 11/15/2032 (a)	75,000	77,606
Whirlpool Corp.
4.75%, 02/26/2029	75,000	74,071
6.13%, 06/15/2030	75,000	75,223
6.50%, 06/15/2033	75,000	73,878
Williams Scotsman, Inc., 6.63%, 04/15/2030 (a)	35,000	36,273
Wynn Macau Ltd.
5.50%, 10/01/2027 (a)	75,000	74,977
5.63%, 08/26/2028 (a)	135,000	134,812
5.13%, 12/15/2029 (a)	100,000	99,439
6.75%, 02/15/2034 (a)	100,000	101,398
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.13%, 10/01/2029 (a)	75,000	75,348
7.13%, 02/15/2031 (a)	100,000	107,752
6.25%, 03/15/2033 (a)	80,000	81,485
Yum! Brands, Inc.
4.75%, 01/15/2030 (a)	80,000	79,837
3.63%, 03/15/2031	105,000	99,095
4.63%, 01/31/2032	110,000	107,569
5.38%, 04/01/2032	100,000	101,220
ZF North America Capital, Inc.
6.88%, 04/14/2028 (a)	35,000	36,112
7.13%, 04/14/2030 (a)	75,000	76,449
6.75%, 04/23/2030 (a)	80,000	80,191
7.50%, 03/24/2031 (a)	150,000	153,841
6.88%, 04/23/2032 (a)	75,000	74,686
		20,540,930

Consumer Staples - 3.2%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
6.50%, 02/15/2028 (a)	75,000	76,207
3.50%, 03/15/2029 (a)	135,000	129,613
4.88%, 02/15/2030 (a)	100,000	98,686
5.50%, 03/31/2031 (a)	75,000	75,226
6.25%, 03/15/2033 (a)	75,000	76,597
5.75%, 03/31/2034 (a)	80,000	78,683
B&G Foods, Inc., 8.00%, 09/15/2028 (a)	115,000	108,429
Central Garden & Pet Co., 4.13%, 10/15/2030	75,000	71,889
Chobani Holdco II LLC, 8.75% (or 9.50% PIK), 10/01/2029 (a)	75,000	80,160
Darling Ingredients, Inc.
5.25%, 04/15/2027 (a)	45,000	45,031
6.00%, 06/15/2030 (a)	100,000	101,325
Edgewell Personal Care Co., 5.50%, 06/01/2028 (a)	75,000	74,883
Energizer Holdings, Inc.
4.75%, 06/15/2028 (a)	75,000	74,264
4.38%, 03/31/2029 (a)	80,000	76,688
HLF Financing Sarl LLC / Herbalife International, Inc.
12.25%, 04/15/2029 (a)	85,000	91,395
4.88%, 06/01/2029 (a)(b)	75,000	71,161
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029 (a)	100,000	104,969
Lamb Weston Holdings, Inc.
4.13%, 01/31/2030 (a)	100,000	96,449
4.38%, 01/31/2032 (a)	75,000	71,442
Opal Bidco SAS, 6.50%, 03/31/2032 (a)	110,000	112,146
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	105,000	105,190
4.25%, 08/01/2029 (a)	100,000	97,939
6.13%, 09/15/2032 (a)	100,000	102,777
Perrigo Finance Unlimited Co.
5.15%, 06/15/2030 (e)	75,000	72,670
6.13%, 09/30/2032 (b)	75,000	73,744
Pilgrim's Pride Corp.
4.25%, 04/15/2031	100,000	97,527
3.50%, 03/01/2032	90,000	83,079
6.25%, 07/01/2033	100,000	107,053
6.88%, 05/15/2034	75,000	83,028
Post Holdings, Inc.
4.63%, 04/15/2030 (a)	140,000	136,650
4.50%, 09/15/2031 (a)	100,000	94,760
6.25%, 02/15/2032 (a)	100,000	102,761
6.38%, 03/01/2033 (a)	120,000	120,956
6.25%, 10/15/2034 (a)	50,000	50,355
6.50%, 03/15/2036 (a)	125,000	125,228
Primo Water Holdings, Inc. / Triton Water Holdings, Inc.
6.25%, 04/01/2029 (a)	75,000	75,027
4.38%, 04/30/2029 (a)	75,000	73,225
US Foods, Inc.
6.88%, 09/15/2028 (a)	45,000	46,432
4.75%, 02/15/2029 (a)	90,000	89,661
7.25%, 01/15/2032 (a)	75,000	78,686
		3,531,991

Energy - 11.3%
Aethon United BR LP / Aethon United Finance Corp., 7.50%, 10/01/2029 (a)	100,000	105,158
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.75%, 01/15/2028 (a)	50,000	49,968
5.38%, 06/15/2029 (a)	75,000	75,109
6.63%, 02/01/2032 (a)	75,000	77,898
5.75%, 10/15/2033 (a)	75,000	75,802
5.75%, 07/01/2034 (a)	60,000	60,591
Archrock Partners LP / Archrock Partners Finance Corp.
6.25%, 04/01/2028 (a)	75,000	75,225
6.63%, 09/01/2032 (a)	75,000	77,666
Archrock Services LP / Archrock Partners Finance Corp., 6.00%, 02/01/2034 (a)	80,000	79,941
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
6.63%, 10/15/2032 (a)	75,000	77,634
6.63%, 07/15/2033 (a)	75,000	77,556
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.25%, 07/15/2032 (a)	75,000	79,401
Buckeye Partners LP
4.50%, 03/01/2028 (a)	50,000	49,706
6.88%, 07/01/2029 (a)	75,000	77,942
6.75%, 02/01/2030 (a)	45,000	47,064
California Resources Corp., 8.25%, 06/15/2029 (a)	90,000	94,664
Chord Energy Corp.
6.00%, 10/01/2030 (a)	75,000	76,482
6.75%, 03/15/2033 (a)	75,000	77,693
CITGO Petroleum Corp., 8.38%, 01/15/2029 (a)	110,000	114,437
CNX Resources Corp., 7.25%, 03/01/2032 (a)	75,000	78,536
Comstock Resources, Inc.
6.75%, 03/01/2029 (a)	125,000	125,614
5.88%, 01/15/2030 (a)	95,000	92,666
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031 (a)	140,000	139,249
7.50%, 12/15/2033 (a)	35,000	37,653
Crescent Energy Finance LLC
7.63%, 04/01/2032 (a)	110,000	109,206
7.88%, 04/15/2032 (a)(b)	100,000	99,464
7.38%, 01/15/2033 (a)	100,000	96,619
8.38%, 01/15/2034 (a)	75,000	75,839
CVR Energy, Inc., 8.50%, 01/15/2029 (a)	75,000	78,389
Delek Logistics Partners LP / Delek Logistics Finance Corp.
8.63%, 03/15/2029 (a)	105,000	109,765
7.38%, 06/30/2033 (a)	75,000	77,149
EG Global Finance PLC, 12.00%, 11/30/2028 (a)	110,000	118,961
Energean Israel Finance Ltd.
5.38%, 03/30/2028 (a)	75,000	74,284
5.88%, 03/30/2031 (a)	75,000	72,964
8.50%, 09/30/2033 (a)	75,000	80,421
Energy Transfer LP
8.00% to 05/15/2029 then 5 yr. CMT Rate + 4.02%, 05/15/2054	80,000	85,297
6.50% to 02/15/2031 then 5 yr. CMT Rate + 2.68%, 02/15/2056	120,000	119,904
6.75% to 02/15/2036 then 5 yr. CMT Rate + 2.48%, 02/15/2056	55,000	55,296
Genesis Energy LP / Genesis Energy Finance Corp.
7.75%, 02/01/2028	55,000	55,181
8.25%, 01/15/2029	50,000	52,127
7.88%, 05/15/2032	75,000	78,250
8.00%, 05/15/2033	75,000	78,338
Global Partners LP / GLP Finance Corp., 8.25%, 01/15/2032 (a)	40,000	42,176
Harvest Midstream I LP, 7.50%, 09/01/2028 (a)	80,000	81,074
Hess Midstream Operations LP
5.88%, 03/01/2028 (a)	80,000	81,547
5.13%, 06/15/2028 (a)	50,000	50,046
6.50%, 06/01/2029 (a)	75,000	77,610
4.25%, 02/15/2030 (a)	75,000	73,269
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028 (a)	75,000	75,639
5.75%, 02/01/2029 (a)	75,000	74,894
6.00%, 04/15/2030 (a)	40,000	39,338
6.00%, 02/01/2031 (a)	75,000	72,369
6.25%, 04/15/2032 (a)	40,000	38,331
8.38%, 11/01/2033 (a)	75,000	77,770
6.88%, 05/15/2034 (a)	75,000	72,192
7.25%, 02/15/2035 (a)(b)	100,000	96,702
Howard Midstream Energy Partners LLC
7.38%, 07/15/2032 (a)	30,000	31,663
6.63%, 01/15/2034 (a)	75,000	76,790
ITT Holdings LLC, 6.50%, 08/01/2029 (a)	125,000	120,232
Kinetik Holdings LP
6.63%, 12/15/2028 (a)	105,000	108,094
5.88%, 06/15/2030 (a)	100,000	101,256
Kodiak Gas Services LLC
7.25%, 02/15/2029 (a)	75,000	77,833
6.50%, 10/01/2033 (a)	75,000	76,794
6.75%, 10/01/2035 (a)	75,000	77,511
Leviathan Bond Ltd., 6.50%, 06/30/2027 (a)	50,000	50,537
Matador Resources Co.
6.50%, 04/15/2032 (a)	90,000	91,598
6.25%, 04/15/2033 (a)	75,000	75,507
Murphy Oil Corp., 6.50%, 02/15/2034	55,000	54,899
Nabors Industries, Inc.
9.13%, 01/31/2030 (a)	75,000	79,198
7.63%, 11/15/2032 (a)	75,000	76,257
NGL Energy Operating LLC / NGL Energy Finance Corp.
8.13%, 02/15/2029 (a)	90,000	93,352
8.38%, 02/15/2032 (a)	130,000	135,896
Noble Finance II LLC, 8.00%, 04/15/2030 (a)	140,000	145,945
Northern Oil & Gas, Inc.
8.75%, 06/15/2031 (a)	45,000	46,564
7.88%, 10/15/2033 (a)	75,000	75,531
NuStar Logistics LP, 6.38%, 10/01/2030	75,000	78,531
PBF Holding Co. LLC / PBF Finance Corp.
6.00%, 02/15/2028	85,000	84,885
9.88%, 03/15/2030 (a)	95,000	100,842
Permian Resources Operating LLC
8.00%, 04/15/2027 (a)	55,000	55,496
5.88%, 07/01/2029 (a)	75,000	75,343
7.00%, 01/15/2032 (a)	100,000	104,736
6.25%, 02/01/2033 (a)	100,000	103,011
SM Energy Co.
8.38%, 07/01/2028 (a)	145,000	149,981
6.75%, 08/01/2029 (a)	75,000	75,893
8.63%, 11/01/2030 (a)	100,000	105,761
8.75%, 07/01/2031 (a)	135,000	141,772
7.00%, 08/01/2032 (a)	75,000	75,201
9.63%, 06/15/2033 (a)	75,000	82,012
South Bow Canadian Infrastructure Holdings Ltd.
7.50% to 03/01/2035 then 5 yr. CMT Rate + 3.67%, 03/01/2055	50,000	52,891
7.63% to 03/01/2030 then 5 yr. CMT Rate + 3.95%, 03/01/2055	45,000	46,816
Sunoco LP
5.88%, 07/15/2027 (a)	50,000	50,034
7.00%, 05/01/2029 (a)	75,000	77,934
4.50%, 10/01/2029 (a)	80,000	78,533
4.63%, 05/01/2030 (a)	80,000	78,013
5.63%, 03/15/2031 (a)	100,000	100,717
7.25%, 05/01/2032 (a)	75,000	79,275
6.25%, 07/01/2033 (a)	100,000	102,800
5.88%, 03/15/2034 (a)	90,000	90,231
Sunoco LP / Sunoco Finance Corp.
6.00%, 04/15/2027	60,000	60,035
7.00%, 09/15/2028 (a)	45,000	46,428
4.50%, 05/15/2029	80,000	78,789
4.50%, 04/30/2030	80,000	78,094
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
5.50%, 01/15/2028 (a)	75,000	74,986
7.38%, 02/15/2029 (a)	80,000	82,826
6.00%, 12/31/2030 (a)	75,000	76,051
6.75%, 03/15/2034 (a)	75,000	76,298
Talos Production, Inc.
9.00%, 02/01/2029 (a)	75,000	78,051
9.38%, 02/01/2031 (a)(b)	75,000	79,332
Transocean International Ltd.
8.25%, 05/15/2029 (a)	140,000	142,541
8.75%, 02/15/2030 (a)	90,000	93,793
8.50%, 05/15/2031 (a)	155,000	157,665
Transocean Titan Financing Ltd., 8.38%, 02/01/2028 (a)	40,476	41,328
USA Compression Partners LP / USA Compression Finance Corp.
7.13%, 03/15/2029 (a)	100,000	103,486
6.25%, 10/01/2033 (a)	75,000	75,907
Valaris Ltd., 8.38%, 04/30/2030 (a)	110,000	114,889
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029 (a)	125,000	118,719
6.25%, 01/15/2030 (a)	100,000	102,423
4.13%, 08/15/2031 (a)	125,000	115,212
3.88%, 11/01/2033 (a)	125,000	108,250
Venture Global LNG, Inc.
8.13%, 06/01/2028 (a)	195,000	199,687
9.50%, 02/01/2029 (a)	280,000	298,273
7.00%, 01/15/2030 (a)	150,000	150,991
8.38%, 06/01/2031 (a)(b)	225,000	230,099
9.88%, 02/01/2032 (a)(b)	200,000	211,353
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030 (a)	170,000	175,015
7.50%, 05/01/2033 (a)	125,000	136,975
6.50%, 01/15/2034 (a)	175,000	181,415
6.50%, 06/15/2034 (a)	120,000	124,098
7.75%, 05/01/2035 (a)	125,000	139,379
6.75%, 01/15/2036 (a)	200,000	209,625
WBI Operating LLC
6.25%, 10/15/2030 (a)	85,000	85,877
6.50%, 10/15/2033 (a)	75,000	75,729
Weatherford International Ltd.
8.63%, 04/30/2030 (a)	50,000	51,269
6.75%, 10/15/2033 (a)	120,000	124,159
		12,279,278

Financials - 12.1%
Acrisure LLC / Acrisure Finance, Inc.
8.25%, 02/01/2029 (a)	100,000	103,764
4.25%, 02/15/2029 (a)	75,000	72,563
8.50%, 06/15/2029 (a)	45,000	46,997
6.00%, 08/01/2029 (a)	40,000	39,528
7.50%, 11/06/2030 (a)	110,000	113,950
6.75%, 07/01/2032 (a)	75,000	76,781
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
4.25%, 10/15/2027 (a)	75,000	73,961
6.75%, 10/15/2027 (a)	135,000	135,568
6.75%, 04/15/2028 (a)	125,000	127,053
7.00%, 01/15/2031 (a)	145,000	150,410
6.50%, 10/01/2031 (a)	100,000	102,720
7.38%, 10/01/2032 (a)	75,000	77,615
American National Group, Inc., 7.00% to 12/01/2030 then 5 yr. CMT Rate + 3.18%, 12/01/2055	75,000	75,712
AmWINS Group, Inc.
6.38%, 02/15/2029 (a)	75,000	76,964
4.88%, 06/30/2029 (a)	80,000	78,692
Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp., 7.00%, 04/15/2030 (a)	75,000	75,886
Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp., 9.75%, 04/15/2030 (a)	40,000	43,622
Ardonagh Finco Ltd., 7.75%, 02/15/2031 (a)	130,000	134,356
Ardonagh Group Finance Ltd., 8.88%, 02/15/2032 (a)	165,000	170,119
Aretec Group, Inc., 10.00%, 08/15/2030 (a)	75,000	80,869
Asurion LLC and Asurion Co.-Issuer, Inc.
8.00%, 12/31/2032 (a)	310,000	323,979
8.38%, 02/01/2034 (a)	310,000	313,252
Azorra Finance Ltd., 7.25%, 01/15/2031 (a)	75,000	78,489
Block, Inc.
5.63%, 08/15/2030 (a)	120,000	122,213
3.50%, 06/01/2031	100,000	93,465
6.50%, 05/15/2032	200,000	207,275
6.00%, 08/15/2033 (a)	100,000	102,132
Brandywine Operating Partnership LP, 8.88%, 04/12/2029	75,000	80,468
Burford Capital Global Finance LLC
9.25%, 07/01/2031 (a)	80,000	82,438
7.50%, 07/15/2033 (a)	75,000	72,519
8.50%, 01/15/2034 (a)	55,000	55,124
Coinbase Global, Inc.
3.38%, 10/01/2028 (a)	100,000	95,301
3.63%, 10/01/2031 (a)	75,000	66,298
Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029 (a)	110,000	102,480
Credit Acceptance Corp., 9.25%, 12/15/2028 (a)	50,000	52,368
CrossCountry Intermediate HoldCo LLC
6.50%, 10/01/2030 (a)	90,000	91,466
6.75%, 12/01/2032 (a)	75,000	75,696
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/2028 (a)	60,000	60,324
Encore Capital Group, Inc.
9.25%, 04/01/2029 (a)	45,000	47,302
8.50%, 05/15/2030 (a)	45,000	48,118
FirstCash, Inc.
4.63%, 09/01/2028 (a)	40,000	39,720
5.63%, 01/01/2030 (a)	45,000	45,208
Focus Financial Partners LLC, 6.75%, 09/15/2031 (a)	100,000	102,313
Freedom Mortgage Holdings LLC
9.25%, 02/01/2029 (a)	115,000	120,401
6.88%, 05/01/2031 (a)	80,000	79,416
9.13%, 05/15/2031 (a)	80,000	84,670
8.38%, 04/01/2032 (a)	75,000	78,343
GGAM Finance Ltd.
8.00%, 02/15/2027 (a)	70,000	71,124
8.00%, 06/15/2028 (a)	75,000	79,036
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027 (a)	110,000	113,978
Global Atlantic Fin Co.
7.95% to 10/15/2029 then 5 yr. CMT Rate + 3.61%, 10/15/2054 (a)	75,000	77,505
7.25% to 03/01/2031 then 5 yr. CMT Rate + 3.55%, 03/01/2056 (a)	25,000	25,196
goeasy Ltd.
9.25%, 12/01/2028 (a)	70,000	71,995
7.63%, 07/01/2029 (a)	135,000	133,768
HA Sustainable Infrastructure Capital, Inc., 8.00% to 06/01/2031 then 5 yr. CMT Rate + 4.30%, 06/01/2056	75,000	78,548
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC
7.25%, 02/15/2031 (a)	100,000	103,186
8.13%, 02/15/2032 (a)	45,000	45,943
HUB International Ltd.
5.63%, 12/01/2029 (a)	50,000	49,935
7.25%, 06/15/2030 (a)	305,000	318,444
7.38%, 01/31/2032 (a)	190,000	198,973
Hudson Pacific Properties LP, 4.65%, 04/01/2029	75,000	68,628
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
5.25%, 05/15/2027	130,000	128,589
9.75%, 01/15/2029	110,000	110,712
4.38%, 02/01/2029	80,000	70,555
10.00%, 11/15/2029 (a)	110,000	111,026
9.00%, 06/15/2030	85,000	82,831
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032 (a)	75,000	71,740
Jane Street Group / JSG Finance, Inc.
4.50%, 11/15/2029 (a)	75,000	73,781
7.13%, 04/30/2031 (a)	140,000	147,142
6.13%, 11/01/2032 (a)	165,000	168,046
6.75%, 05/01/2033 (a)	200,000	207,761
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 5.00%, 08/15/2028 (a)	110,000	106,502
Jones Deslauriers Insurance Management, Inc., 8.50%, 03/15/2030 (a)	75,000	78,387
Kennedy-Wilson, Inc.
4.75%, 03/01/2029	75,000	73,469
4.75%, 02/01/2030	75,000	72,083
5.00%, 03/01/2031	75,000	72,077
MPT Operating Partnership LP / MPT Finance Corp.
5.00%, 10/15/2027	125,000	121,997
4.63%, 08/01/2029	140,000	119,957
3.50%, 03/15/2031	125,000	91,806
8.50%, 02/15/2032 (a)	150,000	160,542
Navient Corp.
5.00%, 03/15/2027	75,000	74,520
4.88%, 03/15/2028	40,000	39,204
5.50%, 03/15/2029	75,000	73,323
9.38%, 07/25/2030	40,000	43,064
7.88%, 06/15/2032	75,000	75,721
NCR Atleos Corp., 9.50%, 04/01/2029 (a)	135,000	144,536
OneMain Finance Corp.
6.63%, 01/15/2028	80,000	82,101
6.63%, 05/15/2029	90,000	92,861
5.38%, 11/15/2029	75,000	74,810
7.88%, 03/15/2030	75,000	79,111
6.13%, 05/15/2030	75,000	76,477
4.00%, 09/15/2030	85,000	79,648
7.50%, 05/15/2031	75,000	78,575
7.13%, 11/15/2031	75,000	77,760
6.75%, 03/15/2032	75,000	76,629
7.13%, 09/15/2032	80,000	82,826
6.50%, 03/15/2033	80,000	80,411
6.75%, 09/15/2033	100,000	101,156
Osaic Holdings, Inc.
6.75%, 08/01/2032 (a)	50,000	51,844
8.00%, 08/01/2033 (a)	80,000	82,933
Panther Escrow Issuer LLC, 7.13%, 06/01/2031 (a)	270,000	278,036
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
5.88%, 10/01/2028 (a)	75,000	75,103
4.88%, 05/15/2029 (a)	75,000	73,357
7.00%, 02/01/2030 (a)	50,000	51,423
PennyMac Financial Services, Inc.
4.25%, 02/15/2029 (a)	75,000	72,071
7.88%, 12/15/2029 (a)	75,000	79,059
7.13%, 11/15/2030 (a)	75,000	77,428
5.75%, 09/15/2031 (a)	40,000	39,554
6.88%, 05/15/2032 (a)	85,000	86,874
6.88%, 02/15/2033 (a)	85,000	86,714
6.75%, 02/15/2034 (a)	75,000	75,488
PRA Group, Inc., 8.88%, 01/31/2030 (a)	50,000	50,347
RHP Hotel Properties LP / RHP Finance Corp.
4.75%, 10/15/2027	75,000	74,845
4.50%, 02/15/2029 (a)	75,000	73,977
6.50%, 04/01/2032 (a)	100,000	103,495
6.50%, 06/15/2033 (a)	75,000	77,781
Rithm Capital Corp., 8.00%, 04/01/2029 (a)	85,000	86,770
Rocket Cos., Inc.
6.50%, 08/01/2029 (a)	75,000	77,061
6.13%, 08/01/2030 (a)	200,000	204,854
7.13%, 02/01/2032 (a)	95,000	99,302
6.38%, 08/01/2033 (a)	200,000	207,601
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
3.63%, 03/01/2029 (a)	75,000	72,243
3.88%, 03/01/2031 (a)	125,000	117,214
4.00%, 10/15/2033 (a)	85,000	77,844
Ryan Specialty LLC, 5.88%, 08/01/2032 (a)	120,000	121,841
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/2032 (a)	165,000	168,228
Starwood Property Trust, Inc.
7.25%, 04/01/2029 (a)	75,000	79,145
5.75%, 01/15/2031 (a)	75,000	76,034
Stonex Escrow Issuer LLC, 6.88%, 07/15/2032 (a)	75,000	77,393
StoneX Group, Inc., 7.88%, 03/01/2031 (a)	50,000	53,183
Synchrony Financial, 7.25%, 02/02/2033	75,000	79,623
United Wholesale Mortgage LLC, 5.50%, 04/15/2029 (a)	75,000	74,139
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 6.00%, 01/15/2030 (a)	75,000	71,404
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC
6.50%, 02/15/2029 (a)	110,000	106,830
8.63%, 06/15/2032 (a)	75,000	75,713
UWM Holdings LLC
6.63%, 02/01/2030 (a)	80,000	80,480
6.25%, 03/15/2031 (a)	100,000	99,372
		13,132,506

Health Care - 8.1%
1261229 BC Ltd., 10.00%, 04/15/2032 (a)	500,000	513,328
Acadia Healthcare Co., Inc., 5.50%, 07/01/2028 (a)	35,000	34,566
AdaptHealth LLC
4.63%, 08/01/2029 (a)	40,000	38,611
5.13%, 03/01/2030 (a)	50,000	48,511
Avantor Funding, Inc.
4.63%, 07/15/2028 (a)	155,000	153,708
3.88%, 11/01/2029 (a)	80,000	76,701
Bausch + Lomb Corp., 8.38%, 10/01/2028 (a)	140,000	145,950
Bausch Health Americas, Inc., 8.50%, 01/31/2027 (a)	115,000	114,334
Bausch Health Cos., Inc.
5.00%, 01/30/2028 (a)	140,000	120,015
11.00%, 09/30/2028 (a)	90,000	93,504
6.25%, 02/15/2029 (a)	190,000	150,332
Charles River Laboratories International, Inc., 4.00%, 03/15/2031 (a)	75,000	71,098
CHS/Community Health Systems, Inc.
6.00%, 01/15/2029 (a)	45,000	44,881
6.88%, 04/15/2029 (a)	150,000	137,817
6.13%, 04/01/2030 (a)	165,000	136,219
5.25%, 05/15/2030 (a)	155,000	146,121
4.75%, 02/15/2031 (a)	105,000	94,181
10.88%, 01/15/2032 (a)	175,000	188,434
9.75%, 01/15/2034 (a)	180,000	187,664
CVS Health Corp.
6.75% to 12/10/2034 then 5 yr. CMT Rate + 2.52%, 12/10/2054	75,000	77,914
7.00% to 03/10/2030 then 5 yr. CMT Rate + 2.89%, 03/10/2055	200,000	209,063
DaVita, Inc.
4.63%, 06/01/2030 (a)	225,000	216,826
3.75%, 02/15/2031 (a)	150,000	137,405
6.88%, 09/01/2032 (a)	100,000	103,004
6.75%, 07/15/2033 (a)	100,000	102,454
DENTSPLY SIRONA, Inc., 8.38% to 09/12/2030 then 5 yr. CMT Rate + 4.38%, 09/12/2055 (b)	45,000	44,344
Encompass Health Corp.
4.50%, 02/01/2028	80,000	79,559
4.75%, 02/01/2030	80,000	79,554
Endo Finance Holdings LP, 8.50%, 04/15/2031 (a)	100,000	105,636
GENMAB AS/GENMAB FINANCE LLC
6.25%, 12/15/2032 (a)	75,000	76,862
7.25%, 12/15/2033 (a)	50,000	52,807
Global Medical Response, Inc., 7.38%, 10/01/2032 (a)	100,000	103,234
Hologic, Inc., 3.25%, 02/15/2029 (a)	95,000	94,623
IQVIA, Inc.
5.00%, 05/15/2027 (a)	110,000	109,959
6.25%, 06/01/2032 (a)	200,000	208,166
Jazz Securities DAC, 4.38%, 01/15/2029 (a)	150,000	147,547
LifePoint Health, Inc.
5.38%, 01/15/2029 (a)	40,000	38,839
9.88%, 08/15/2030 (a)	80,000	85,842
11.00%, 10/15/2030 (a)	110,000	120,028
8.38%, 02/15/2032 (a)	75,000	81,417
10.00%, 06/01/2032 (a)	170,000	179,483
Medline Borrower LP, 5.25%, 10/01/2029 (a)	250,000	250,387
Molina Healthcare, Inc.
4.38%, 06/15/2028 (a)	80,000	78,485
3.88%, 11/15/2030 (a)	75,000	69,141
6.50%, 02/15/2031 (a)	85,000	86,926
3.88%, 05/15/2032 (a)	75,000	67,555
6.25%, 01/15/2033 (a)	75,000	75,515
MPH Acquisition Holdings LLC
11.50% (or 5.00% PIK), 12/31/2030 (a)	76,875	80,700
5.75%, 12/31/2030 (a)	75,000	64,045
6.75% (or .75% PIK), 03/31/2031 (a)	105,394	88,882
National Mentor Holdings, Inc., 10.50%, 12/15/2030 (a)	75,000	77,519
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/2028 (a)	210,000	205,722
5.13%, 04/30/2031 (a)	200,000	181,431
6.75%, 05/15/2034 (a)	25,000	24,383
7.88%, 05/15/2034 (a)	75,000	70,541
Prime Healthcare Services, Inc., 9.38%, 09/01/2029 (a)	155,000	161,451
Radiology Partners, Inc.
9.78% (or 9.78% PIK), 02/15/2030 (a)	130,000	129,930
8.50%, 07/15/2032 (a)	90,000	94,822
Star Parent, Inc., 9.00%, 10/01/2030 (a)	100,000	105,496
Surgery Center Holdings, Inc., 7.25%, 04/15/2032 (a)	120,000	120,610
Team Health Holdings, Inc.
13.50% (or 4.50% PIK), 06/30/2028 (a)	70,000	73,952
8.38%, 06/30/2028 (a)	40,000	40,402
Tenet Healthcare Corp.
5.13%, 11/01/2027	150,000	149,927
4.63%, 06/15/2028	50,000	49,854
6.13%, 10/01/2028	175,000	175,281
4.25%, 06/01/2029	140,000	137,697
4.38%, 01/15/2030	145,000	142,491
6.13%, 06/15/2030	200,000	204,310
6.75%, 05/15/2031	135,000	140,319
5.50%, 11/15/2032 (a)	150,000	151,428
6.00%, 11/15/2033 (a)(b)	75,000	77,175
Teva Pharmaceutical Finance Netherlands III BV
4.75%, 05/09/2027	35,000	35,014
6.75%, 03/01/2028	50,000	51,957
5.13%, 05/09/2029	100,000	101,058
8.13%, 09/15/2031	45,000	51,650
6.00%, 12/01/2032	35,000	36,692
Teva Pharmaceutical Finance Netherlands IV BV, 5.75%, 12/01/2030	75,000	77,615
US Acute Care Solutions LLC, 9.75%, 05/15/2029 (a)	90,000	90,410
		8,771,314

Industrials - 7.9%
ADT Security Corp.
4.13%, 08/01/2029 (a)	100,000	97,435
5.88%, 10/15/2033 (a)	100,000	101,424
AECOM, 6.00%, 08/01/2033 (a)	120,000	122,947
Albion Financing 1 SARL / Aggreko Holdings, Inc., 7.00%, 05/21/2030 (a)	140,000	146,033
Allison Transmission, Inc.
5.88%, 06/01/2029 (a)	45,000	45,567
3.75%, 01/30/2031 (a)	100,000	94,216
5.88%, 12/01/2033 (a)	75,000	76,062
Amentum Holdings, Inc., 7.25%, 08/01/2032 (a)	100,000	105,296
Arcosa, Inc., 6.88%, 08/15/2032 (a)	25,000	26,299
ATI, Inc., 7.25%, 08/15/2030	45,000	47,102
Axon Enterprise, Inc.
6.13%, 03/15/2030 (a)	100,000	103,007
6.25%, 03/15/2033 (a)	75,000	77,716
Bombardier, Inc.
6.00%, 02/15/2028 (a)	75,000	75,071
7.50%, 02/01/2029 (a)	75,000	77,902
8.75%, 11/15/2030 (a)	75,000	80,401
7.25%, 07/01/2031 (a)	75,000	79,702
7.00%, 06/01/2032 (a)	75,000	78,825
6.75%, 06/15/2033 (a)	75,000	78,828
Brand Industrial Services, Inc., 10.38%, 08/01/2030 (a)	200,000	191,841
Brink's Co., 4.63%, 10/15/2027 (a)	75,000	74,959
Builders FirstSource, Inc.
5.00%, 03/01/2030 (a)	40,000	39,838
4.25%, 02/01/2032 (a)	130,000	123,939
6.38%, 06/15/2032 (a)	75,000	77,278
6.38%, 03/01/2034 (a)	100,000	103,493
6.75%, 05/15/2035 (a)	75,000	78,703
CACI International, Inc., 6.38%, 06/15/2033 (a)	100,000	103,765
Chart Industries, Inc., 7.50%, 01/01/2030 (a)	145,000	151,038
Clean Harbors, Inc.
6.38%, 02/01/2031 (a)	45,000	46,053
5.75%, 10/15/2033 (a)	75,000	76,608
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.
6.63%, 12/15/2030 (a)	255,000	264,385
6.75%, 07/15/2031 (a)	45,000	47,128
EquipmentShare.com, Inc.
9.00%, 05/15/2028 (a)	105,000	109,906
8.63%, 05/15/2032 (a)	75,000	80,132
8.00%, 03/15/2033 (a)(b)	45,000	47,485
FTAI Aviation Investors LLC
5.50%, 05/01/2028 (a)	100,000	99,959
7.00%, 05/01/2031 (a)	75,000	78,887
7.00%, 06/15/2032 (a)	80,000	84,058
5.88%, 04/15/2033 (a)	45,000	45,609
GEO Group, Inc.
8.63%, 04/15/2029	50,000	52,293
10.25%, 04/15/2031	55,000	59,987
GFL Environmental Holdings US, Inc., 5.50%, 02/01/2034 (a)	100,000	100,221
GFL Environmental, Inc.
4.00%, 08/01/2028 (a)	75,000	73,785
4.75%, 06/15/2029 (a)	75,000	74,491
4.38%, 08/15/2029 (a)	50,000	49,006
Herc Holdings, Inc.
6.63%, 06/15/2029 (a)	80,000	82,718
7.00%, 06/15/2030 (a)	165,000	173,101
5.75%, 03/15/2031 (a)	75,000	75,465
7.25%, 06/15/2033 (a)(b)	110,000	116,405
6.00%, 03/15/2034 (a)	60,000	60,233
Madison IAQ LLC
4.13%, 06/30/2028 (a)	75,000	74,048
5.88%, 06/30/2029 (a)	110,000	109,942
QXO Building Products, Inc., 6.75%, 04/30/2032 (a)	225,000	231,876
RB Global Holdings, Inc.
6.75%, 03/15/2028 (a)	50,000	50,983
7.75%, 03/15/2031 (a)	80,000	83,436
RR Donnelley & Sons Co.
10.88%, 08/01/2029 (a)	95,000	97,763
9.50%, 08/01/2029 (a)	105,000	109,235
Sensata Technologies BV
4.00%, 04/15/2029 (a)	50,000	48,963
5.88%, 09/01/2030 (a)	30,000	30,459
Sensata Technologies, Inc.
3.75%, 02/15/2031 (a)	75,000	70,202
6.63%, 07/15/2032 (a)	45,000	47,005
Terex Corp.
5.00%, 05/15/2029 (a)	75,000	74,690
6.25%, 10/15/2032 (a)	75,000	76,738
TK Elevator US Newco, Inc., 5.25%, 07/15/2027 (a)	155,000	154,991
TransDigm, Inc.
6.75%, 08/15/2028 (a)	210,000	213,717
4.63%, 01/15/2029	120,000	119,428
6.38%, 03/01/2029 (a)	275,000	282,820
4.88%, 05/01/2029	75,000	74,789
6.88%, 12/15/2030 (a)	145,000	151,021
7.13%, 12/01/2031 (a)	100,000	104,825
6.63%, 03/01/2032 (a)	220,000	227,827
6.00%, 01/15/2033 (a)	150,000	152,782
6.38%, 05/31/2033 (a)	215,000	219,246
6.25%, 01/31/2034 (a)	75,000	77,467
6.75%, 01/31/2034 (a)	175,000	181,090
United Rentals North America, Inc.
3.88%, 11/15/2027	75,000	74,395
4.88%, 01/15/2028	170,000	170,002
5.25%, 01/15/2030	75,000	75,819
4.00%, 07/15/2030	75,000	72,366
3.88%, 02/15/2031	110,000	104,815
3.75%, 01/15/2032	75,000	70,072
5.38%, 11/15/2033 (a)	75,000	74,971
6.13%, 03/15/2034 (a)	110,000	114,464
WESCO Distribution, Inc.
7.25%, 06/15/2028 (a)	135,000	136,714
6.38%, 03/15/2029 (a)	90,000	92,820
6.63%, 03/15/2032 (a)	85,000	88,835
6.38%, 03/15/2033 (a)	80,000	83,387
Wrangler Holdco Corp., 6.63%, 04/01/2032 (a)	25,000	26,035
XPO, Inc., 7.13%, 06/01/2031 (a)	45,000	46,721
		8,653,361

Information Technology - 4.6%
AthenaHealth Group, Inc., 6.50%, 02/15/2030 (a)	250,000	242,511
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc., 8.00%, 06/15/2029 (a)	80,000	62,600
Central Parent, Inc. / CDK Global, Inc., 7.25%, 06/15/2029 (a)	75,000	58,688
Cloud Software Group, Inc.
6.50%, 03/31/2029 (a)	355,000	353,094
9.00%, 09/30/2029 (a)	360,000	363,755
8.25%, 06/30/2032 (a)	180,000	183,335
6.63%, 08/15/2033 (a)(b)	100,000	95,966
CoreWeave, Inc.
9.25%, 06/01/2030 (a)	200,000	196,996
9.00%, 02/01/2031 (a)	180,000	175,096
Entegris, Inc.
4.75%, 04/15/2029 (a)	160,000	159,876
5.95%, 06/15/2030 (a)(b)	90,000	91,767
Fair Isaac Corp.
4.00%, 06/15/2028 (a)	90,000	88,349
6.00%, 05/15/2033 (a)	150,000	153,220
Gen Digital, Inc.
6.75%, 09/30/2027 (a)	90,000	90,750
7.13%, 09/30/2030 (a)(b)	75,000	76,764
6.25%, 04/01/2033 (a)	95,000	95,447
Imola Merger Corp., 4.75%, 05/15/2029 (a)	200,000	196,825
ION Platform Finance US, Inc., 7.88%, 09/30/2032 (a)(b)	150,000	131,520
ION Platform Finance US, Inc. / ION Platform Finance SARL
8.75%, 05/01/2029 (a)	75,000	71,545
9.50%, 05/30/2029 (a)	80,000	77,117
9.00%, 08/01/2029 (a)	45,000	43,155
Kioxia Holdings Corp.
6.25%, 07/24/2030 (a)	110,000	113,767
6.63%, 07/24/2033 (a)	110,000	114,935
McAfee Corp., 7.38%, 02/15/2030 (a)	225,000	179,217
NCR Voyix Corp., 5.00%, 10/01/2028 (a)	75,000	74,128
Open Text Corp.
3.88%, 02/15/2028 (a)	90,000	87,064
3.88%, 12/01/2029 (a)	85,000	78,850
Open Text Holdings, Inc.
4.13%, 02/15/2030 (a)	90,000	83,754
4.13%, 12/01/2031 (a)	75,000	67,305
Qnity Electronics, Inc.
5.75%, 08/15/2032 (a)	100,000	101,957
6.25%, 08/15/2033 (a)	75,000	77,389
Rocket Software, Inc.
9.00%, 11/28/2028 (a)	80,000	79,861
6.50%, 02/15/2029 (a)	85,000	76,224
Seagate Data Storage Technology Pte Ltd.
8.25%, 12/15/2029 (a)	45,000	47,524
8.50%, 07/15/2031 (a)	45,000	47,659
9.63%, 12/01/2032 (a)	75,000	84,705
SS&C Technologies, Inc.
5.50%, 09/30/2027 (a)	200,000	199,756
6.50%, 06/01/2032 (a)	75,000	77,432
UKG, Inc., 6.88%, 02/01/2031 (a)	225,000	224,783
Viasat, Inc.
5.63%, 04/15/2027 (a)	45,000	44,956
7.50%, 05/30/2031 (a)	75,000	72,668
Xerox Corp., 10.25%, 10/15/2030 (a)	110,000	90,708
		5,033,018

Materials - 8.1%
Alcoa Nederland Holding BV
4.13%, 03/31/2029 (a)	45,000	44,309
7.13%, 03/15/2031 (a)	75,000	79,302
Alumina Pty Ltd.
6.13%, 03/15/2030 (a)	45,000	46,471
6.38%, 09/15/2032 (a)	45,000	46,789
Ardagh Group SA
0.00% (or 6.50% PIK), 12/01/2030 (a)	120,000	113,321
9.50%, 12/01/2030 (a)	220,000	237,730
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
4.00%, 09/01/2029 (a)	105,000	99,737
6.25%, 01/30/2031 (a)	50,000	51,459
Arsenal AIC Parent LLC
8.00%, 10/01/2030 (a)	75,000	79,422
11.50%, 10/01/2031 (a)	45,000	49,631
Avient Corp.
7.13%, 08/01/2030 (a)	75,000	77,092
6.25%, 11/01/2031 (a)	75,000	77,072
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/2031 (a)	45,000	47,415
Axalta Coating Systems LLC, 3.38%, 02/15/2029 (a)	75,000	72,127
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/2027 (a)	75,000	74,825
Ball Corp.
6.00%, 06/15/2029	100,000	103,117
2.88%, 08/15/2030	130,000	119,608
3.13%, 09/15/2031	85,000	78,125
5.50%, 09/15/2033	75,000	76,289
Celanese US Holdings LLC
7.33%, 07/15/2029 (e)	75,000	78,884
6.50%, 04/15/2030 (b)	75,000	76,322
7.05%, 11/15/2030 (e)	100,000	105,742
7.00%, 02/15/2031	75,000	76,756
7.38%, 07/15/2032 (e)	100,000	104,371
6.75%, 04/15/2033	110,000	111,347
7.20%, 11/15/2033 (b)	100,000	105,826
7.38%, 02/15/2034	80,000	81,412
Chemours Co.
5.75%, 11/15/2028 (a)	80,000	79,388
4.63%, 11/15/2029 (a)	75,000	69,881
8.00%, 01/15/2033 (a)	75,000	75,144
Cleveland-Cliffs, Inc.
6.88%, 11/01/2029 (a)	90,000	93,516
6.75%, 04/15/2030 (a)	75,000	76,960
7.50%, 09/15/2031 (a)	85,000	89,773
7.00%, 03/15/2032 (a)(b)	125,000	128,263
7.38%, 05/01/2033 (a)(b)	90,000	93,883
7.63%, 01/15/2034 (a)	120,000	125,690
Clydesdale Acquisition Holdings, Inc.
6.88%, 01/15/2030 (a)	25,000	25,261
8.75%, 04/15/2030 (a)(b)	95,000	94,958
6.75%, 04/15/2032 (a)	140,000	141,101
Commercial Metals Co.
5.75%, 11/15/2033 (a)	100,000	101,747
6.00%, 12/15/2035 (a)	100,000	102,154
Crown Americas LLC, 5.88%, 06/01/2033 (a)	75,000	76,678
FMC Corp., 8.45% to 11/01/2030 then 5 yr. CMT Rate + 4.37%, 11/01/2055 (b)	75,000	60,042
Fortescue Treasury Pty Ltd.
4.38%, 04/01/2031 (a)	100,000	96,720
6.13%, 04/15/2032 (a)	80,000	83,347
Graphic Packaging International LLC, 6.38%, 07/15/2032 (a)	45,000	45,502
Huntsman International LLC, 4.50%, 05/01/2029	75,000	72,244
INEOS Finance PLC
6.75%, 05/15/2028 (a)	75,000	65,700
7.50%, 04/15/2029 (a)	75,000	62,855
Inversion Escrow Issuer LLC, 6.75%, 08/01/2032 (a)	110,000	108,672
Kaiser Aluminum Corp.
4.50%, 06/01/2031 (a)	50,000	48,288
5.88%, 03/01/2034 (a)	40,000	40,375
Magnera Corp.
4.75%, 11/15/2029 (a)	75,000	67,684
7.25%, 11/15/2031 (a)	80,000	75,836
Mercer International, Inc., 5.13%, 02/01/2029	145,000	89,349
Methanex Corp.
5.13%, 10/15/2027	75,000	75,215
5.25%, 12/15/2029	75,000	75,339
Methanex US Operations, Inc., 6.25%, 03/15/2032 (a)	50,000	51,557
Mineral Resources Ltd.
8.00%, 11/01/2027 (a)	50,000	51,154
9.25%, 10/01/2028 (a)	110,000	115,629
8.50%, 05/01/2030 (a)	35,000	36,317
7.00%, 04/01/2031 (a)	80,000	84,005
NOVA Chemicals Corp., 5.25%, 06/01/2027 (a)	105,000	105,494
Novelis Corp.
4.75%, 01/30/2030 (a)	145,000	140,439
6.88%, 01/30/2030 (a)	75,000	77,727
3.88%, 08/15/2031 (a)	75,000	68,625
6.38%, 08/15/2033 (a)	75,000	76,343
Olin Corp.
5.63%, 08/01/2029	75,000	74,880
5.00%, 02/01/2030	45,000	43,936
6.63%, 04/01/2033 (a)	75,000	73,472
Olympus Water US Holding Corp.
4.25%, 10/01/2028 (a)	80,000	77,661
6.25%, 10/01/2029 (a)	90,000	88,283
7.25%, 06/15/2031 (a)	80,000	82,035
7.25%, 02/15/2033 (a)	160,000	159,375
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/2027 (a)	45,000	45,125
7.25%, 05/15/2031 (a)	80,000	81,369
Perimeter Holdings LLC, 6.25%, 01/15/2034 (a)	55,000	55,003
Quikrete Holdings, Inc.
6.38%, 03/01/2032 (a)	370,000	383,455
6.75%, 03/01/2033 (a)	150,000	155,775
SCIH Salt Holdings, Inc.
4.88%, 05/01/2028 (a)	110,000	109,629
6.63%, 05/01/2029 (a)	85,000	84,986
Scotts Miracle-Gro Co., 4.00%, 04/01/2031	75,000	70,674
Sealed Air Corp./Sealed Air Corp. US
6.13%, 02/01/2028 (a)	80,000	81,258
7.25%, 02/15/2031 (a)	75,000	78,209
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028 (a)	110,000	110,337
8.88%, 11/15/2031 (a)	110,000	117,371
Solstice Advanced Materials, Inc., 5.63%, 09/30/2033 (a)	100,000	100,448
Standard Building Solutions, Inc.
6.50%, 08/15/2032 (a)	100,000	103,103
6.25%, 08/01/2033 (a)	110,000	112,407
5.88%, 03/15/2034 (a)	70,000	69,889
Standard Industries, Inc., 4.75%, 01/15/2028 (a)	100,000	99,489
Standard Industries, Inc.
4.38%, 07/15/2030 (a)	160,000	154,436
3.38%, 01/15/2031 (a)	110,000	101,457
Trivium Packaging Finance BV
8.25%, 07/15/2030 (a)	50,000	53,394
12.25%, 01/15/2031 (a)	100,000	109,309
Tronox, Inc., 4.63%, 03/15/2029 (a)(b)	150,000	114,962
WR Grace Holdings LLC
4.88%, 06/15/2027 (a)	75,000	74,883
5.63%, 08/15/2029 (a)	100,000	95,583
6.63%, 08/15/2032 (a)	75,000	74,628
7.00%, 08/01/2033 (a)	55,000	55,101
		8,855,278

Real Estate - 1.8%
Diversified Healthcare Trust, 4.75%, 02/15/2028	170,000	164,810
Howard Hughes Corp.
5.38%, 08/01/2028 (a)	75,000	75,016
4.13%, 02/01/2029 (a)	75,000	72,561
4.38%, 02/01/2031 (a)	75,000	71,094
Iron Mountain, Inc.
4.88%, 09/15/2027 (a)	100,000	99,895
5.25%, 03/15/2028 (a)	85,000	84,970
7.00%, 02/15/2029 (a)	100,000	102,706
4.88%, 09/15/2029 (a)	100,000	98,621
5.25%, 07/15/2030 (a)	130,000	128,671
4.50%, 02/15/2031 (a)	110,000	105,002
5.63%, 07/15/2032 (a)	75,000	74,140
6.25%, 01/15/2033 (a)	120,000	121,352
Millrose Properties, Inc.
6.38%, 08/01/2030 (a)	125,000	127,667
6.25%, 09/15/2032 (a)	75,000	75,873
SBA Communications Corp.
3.88%, 02/15/2027	150,000	148,746
3.13%, 02/01/2029	150,000	143,199
Service Properties Trust
5.50%, 12/15/2027	40,000	39,684
8.38%, 06/15/2029	60,000	60,615
8.63%, 11/15/2031 (a)	110,000	115,483
8.88%, 06/15/2032	80,000	79,339
		1,989,444

Utilities - 4.2%
AES Corp., 7.60% to 01/15/2030 then 5 yr. CMT Rate + 3.20%, 01/15/2055	95,000	96,260
Alpha Generation LLC
6.75%, 10/15/2032 (a)	100,000	103,670
6.25%, 01/15/2034 (a)	75,000	75,528
AmeriGas Partners LP / AmeriGas Finance Corp., 9.50%, 06/01/2030 (a)	50,000	53,523
California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/2032 (a)	110,000	109,573
Clearway Energy Operating LLC
4.75%, 03/15/2028 (a)	85,000	84,816
3.75%, 02/15/2031 (a)	95,000	88,829
5.75%, 01/15/2034 (a)	60,000	60,224
Edison International
8.13% to 06/15/2028 then 5 yr. CMT Rate + 3.86%, 06/15/2053	40,000	41,385
7.88% to 06/15/2029 then 5 yr. CMT Rate + 3.66%, 06/15/2054	40,000	41,598
Electricite de France SA, 9.13% to 06/15/2033 then 5 yr. CMT Rate + 5.41%, Perpetual (a)	150,000	177,450
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA, 5.38%, 12/30/2030 (a)	80,000	74,622
EUSHI Finance, Inc.
7.63% to 12/15/2029 then 5 yr. CMT Rate + 3.14%, 12/15/2054	40,000	42,049
6.25% to 04/01/2031 then 5 yr. CMT Rate + 2.51%, 04/01/2056	75,000	75,288
Ferrellgas LP / Ferrellgas Finance Corp.
5.88%, 04/01/2029 (a)	85,000	81,563
9.25%, 01/15/2031 (a)	75,000	77,490
Lightning Power LLC, 7.25%, 08/15/2032 (a)	150,000	159,570
NRG Energy, Inc.
5.75%, 01/15/2028	80,000	79,969
3.38%, 02/15/2029 (a)	45,000	43,137
5.25%, 06/15/2029 (a)	80,000	80,197
5.75%, 07/15/2029 (a)	80,000	80,255
3.63%, 02/15/2031 (a)	105,000	98,083
3.88%, 02/15/2032 (a)	40,000	37,369
6.00%, 02/01/2033 (a)	95,000	96,755
5.75%, 01/15/2034 (a)	125,000	125,692
6.25%, 11/01/2034 (a)	95,000	97,382
6.00%, 01/15/2036 (a)	240,000	242,322
PacifiCorp, 7.38% to 09/15/2030 then 5 yr. CMT Rate + 3.32%, 09/15/2055	85,000	87,163
PG&E Corp.
5.00%, 07/01/2028	100,000	99,695
5.25%, 07/01/2030	100,000	99,357
7.38% to 03/15/2030 then 5 yr. CMT Rate + 3.88%, 03/15/2055	150,000	154,732
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/2031 (a)	50,000	48,043
Talen Energy Supply LLC
8.63%, 06/01/2030 (a)	115,000	121,309
6.25%, 02/01/2034 (a)	140,000	142,030
6.50%, 02/01/2036 (a)	130,000	133,199
TerraForm Power Operating LLC, 4.75%, 01/15/2030 (a)	55,000	53,325
Vistra Operations Co. LLC
5.63%, 02/15/2027 (a)	130,000	130,125
5.00%, 07/31/2027 (a)	130,000	130,051
4.38%, 05/01/2029 (a)	125,000	123,531
7.75%, 10/15/2031 (a)	145,000	153,337
6.88%, 04/15/2032 (a)	100,000	105,074
VoltaGrid LLC, 7.38%, 11/01/2030 (a)	240,000	243,276
XPLR Infrastructure Operating Partners LP
7.25%, 01/15/2029 (a)(b)	65,000	67,037
8.38%, 01/15/2031 (a)(b)	75,000	78,815
8.63%, 03/15/2033 (a)(b)	85,000	89,201
7.75%, 04/15/2034 (a)	65,000	66,240
		4,550,139
TOTAL CORPORATE BONDS (Cost $106,408,537)		106,576,245

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.4%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.77% (f)	3,710,218	3,710,218
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,710,218)		3,710,218

TOTAL INVESTMENTS - 101.3% (Cost $110,118,755)		110,286,463
Liabilities in Excess of Other Assets - (1.3)%		(1,461,702)
TOTAL NET ASSETS - 100.0%		$108,824,761

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2026, the value of these securities total $90,526,579 or 83.2% of the Fund’s net assets.

(b)	All or a portion of this security is on loan as of January 31, 2026. The fair value of these securities was $3,640,207.
(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)	Rounds to zero.
(e)	Step coupon bond. The rate disclosed is as of January 31, 2026.
(f)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Pacer Trendpilot® US Bond ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$106,576,245	$–	$106,576,245
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	3,710,218
Total Investments	$–	$106,576,245	$–	$110,286,463

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $3,710,218 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.